Financial Instruments (Details) - Schedule of fair value measurement	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of fair value measurement [Line Items]
Expected term		2 years 9 months
Expected volatility		125.00%
Annual risk free interest		0.97%
Dividend yield		0.00%
Convertible debt instrument [Member]
Financial Instruments (Details) - Schedule of fair value measurement [Line Items]
Expected term	7 months 28 days
Expected volatility	37.60%
Warrants [Member]
Financial Instruments (Details) - Schedule of fair value measurement [Line Items]
Expected term	1 year 8 months 19 days
Expected volatility	117.42%
Annual risk free interest	4.47%
Dividend yield	0.00%